Parent and Subsidiary Debt Guarantees	10 Months Ended
Jan. 01, 2011
Parent and Subsidiary Debt Guarantees [Abstract]
PARENT AND SUBSIDIARY DEBT GUARANTEES
U. PARENT AND SUBSIDIARY DEBT GUARANTEES
The following notes were issued by Stanley Black & Decker, Inc. (“Stanley”) and are fully and unconditionally guaranteed by The Black & Decker Corporation (“Black & Decker”), a 100% owned direct subsidiary of Stanley: 4.9% Notes due 2012; 6.15% Notes due 2013; and the 2040 Term Bonds (collectively, the “Stanley Notes”). The $320.0 million of Stanley’s convertible notes due May 2012 are not guaranteed by Black & Decker.
The following notes were issued by Black & Decker and are fully and unconditionally guaranteed by Stanley: 5.75% Notes due 2016; 8.95% Notes due 2014; 4.75% Notes due 2014; and 7.125% Notes due 2011 (collectively, the “Black & Decker Notes”).
The Stanley Notes and the Black & Decker Notes were issued under indentures attached as Exhibits to the Company’s Annual Report on Form 10-K. Each of the Black & Decker Notes and Black & Decker’s guarantee of the Stanley Notes rank equally with all of Black & Decker’s other unsecured and unsubordinated indebtedness. The Stanley Guarantees of the Black & Decker Notes are unsecured obligations of the Company, ranking equal in right of payment with all the Company’s existing and future unsecured and unsubordinated indebtedness.
The following tables, in accordance with Rule 3-10(e) of Regulation S-X for the Stanley Notes, and Rule 3-10(c) of Regulation S-X for the Black & Decker Notes, present the condensed consolidating balance sheets as of January 2, 2010 and January 1, 2011; the condensed consolidating statements of operations for the years ended January 1, 2011, January 2, 2010 and January 3, 2009; and the condensed consolidating statements of cash flows for the years ended January 1, 2011, January 2, 2010 and January 3, 2009. The condensed consolidated financial statements for the year ended January 1, 2011 include the results of Black & Decker from the Merger date. The 2009 comparative condensed consolidating financial statements reflect only the historical Stanley business. The Company has reclassified certain intercompany receivables to intercompany payables within each of The Black & Decker Corporation and Non-Guarantor Subsidiaries Balance Sheet at January 1, 2011. Additionally, the Company condensed the presentation of the goodwill and the other intangible assets. The effect of these reclassifications had no impact on the net assets of the entities.
Condensed Consolidating Statement of Operations
(Millions of Dollars)
Year Ended January 1, 2011

	Parent	The Black &
	Stanley Black &	Decker	Non-Guarantor
	Decker, Inc.	Corporation	Subsidiaries	Eliminations	Consolidated
NET SALES	$1,565.4	$—	$7,240.7	$(396.5)	$8,409.6
COSTS AND EXPENSES
Cost of sales	1,043.1	—	4,740.3	(322.6)	5,460.8
Selling, general and administrative	560.9	96.3	1,585.6	(73.9)	2,168.9
Other-net	38.4	(207.7)	368.9	—	199.6
Restructuring charges and asset impairments	25.4	91.3	125.9	—	242.6
Interest expense, net	56.0	89.5	(44.9)	—	100.6

	1,723.8	69.4	6,775.8	(396.5)	8,172.5

(Loss) earnings from continuing operations before income taxes (benefit) and equity in earnings of subsidiaries	(158.4)	(69.4)	464.9	—	237.1
Income taxes (benefit) on continuing operations before equity in earnings of subsidiaries	(35.6)	(29.2)	103.7	—	38.9
Equity in earnings of subsidiaries	321.0	162.7	—	(483.7)	—

Earnings (loss) from continuing operations	198.2	122.5	361.2	(483.7)	198.2
Less: Net earnings attributable to non-controlling interests	—	—	—	—	—

NET EARNINGS (LOSS) ATTRIBUTABLE TO STANLEY BLACK & DECKER, INC	$198.2	$122.5	$361.2	$(483.7)	$198.2

Condensed Consolidating Statement of Operations
(Millions of Dollars)
Year Ended January 2, 2010

	Parent
	Stanley Black &	Non-Guarantor
	Decker, Inc.	Subsidiaries	Eliminations	Consolidated
NET SALES	$1,433.4	$2,615.4	$(311.7)	$3,737.1
COSTS AND EXPENSES
Cost of sales	949.8	1,527.0	(248.0)	2,228.8
Selling, general and administrative	437.3	654.8	(63.7)	1,028.4
Other-net	(52.1)	147.4	—	95.3
Restructuring charges and asset impairments	20.7	20.0	—	40.7
Interest expense, net	55.0	5.6	—	60.6

	1,410.7	2,354.8	(311.7)	3,453.8

Earnings from continuing operations before income taxes and equity in earnings of subsidiaries	22.7	260.6	—	283.3
Income taxes on continuing operations before equity in earnings of subsidiaries	0.9	53.6	—	54.5
Equity in earnings of subsidiaries	207.0	—	(207.0)	—

Earnings (loss) from continuing operations	228.8	207.0	(207.0)	228.8
Less: Net earnings attributable to non-controlling interests	—	2.0	—	2.0

NET EARNINGS (LOSS) FROM CONTINUING OPERATIONS	228.8	205.0	(207.0)	226.8

NET LOSS FROM DISCONTINUED OPERATIONS	—	(2.5)	—	(2.5)

NET EARNINGS (LOSS) ATTRIBUTABLE TO STANLEY BLACK & DECKER, INC.	$228.8	$202.5	$(207.0)	$224.3

Condensed Consolidating Statement of Operations
(Millions of Dollars)
Year Ended January 3, 2009

	Parent
	Stanley Black &	Non-Guarantor
	Decker, Inc.	Subsidiaries	Eliminations	Consolidated
NET SALES	$1,822.2	$3,096.4	$(492.4)	$4,426.2
COSTS AND EXPENSES
Cost of sales	1,244.0	1,893.2	(382.4)	2,754.8
Selling, general and administrative	499.0	718.6	(110.0)	1,107.6
Other-net	20.5	81.7	—	102.2
Restructuring charges and asset impairments	23.1	62.4	—	85.5
Interest expense, net	77.8	5.1	—	82.9

	1,864.4	2,761.0	(492.4)	4,133.0

Earnings (loss) from continuing operations before income taxes and equity in earnings of subsidiaries	(42.2)	335.4	—	293.2
Income (benefit) taxes on continuing operations before equity in earnings of subsidiaries	(27.1)	99.6	—	72.5
Equity in earnings of subsidiaries	235.8	—	(235.8)	—

Earnings (loss) from continuing operations	220.7	235.8	(235.8)	220.7
Less: Net earnings attributable to non-controlling interests	—	1.7	—	1.7

NET EARNINGS (LOSS) FROM CONTINUING OPERATIONS	220.7	234.1	(235.8)	219.0

NET EARNINGS FROM DISCONTINUED OPERATIONS	74.5	13.4	—	87.9

NET EARNINGS (LOSS) ATTRIBUTABLE TO STANLEY BLACK & DECKER, INC.	$295.2	$247.5	$(235.8)	$306.9

Condensed Consolidating Balance Sheet
(Millions of Dollars)
January 1, 2011

	Parent	The Black &	Non-
	Stanley Black &	Decker	Guarantor
	Decker, Inc.	Corporation	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$(5.0)	$3.5	$1,746.9	$—	$1,745.4
Accounts and notes receivable, net	153.4	—	1,263.7	—	1,417.1
Inventories, net	120.8	—	1,151.2	—	1,272.0
Other current assets	24.8	13.0	343.3	—	381.1

Total Current Assets	294.0	16.5	4,505.1	—	4,815.6
Property, Plant and Equipment, net	172.0	5.0	989.5	—	1,166.5
Goodwill and intangible assets, net	186.7	1,620.5	7,006.9	—	8,814.1
Investment in Subsidiaries	9,367.5	3,034.1	—	(12,401.6)	—
Intercompany Receivables	307.6	10,632.8	8,807.6	(19,748.0)	—
Other Assets	40.2	45.9	257.1	—	343.2

Total Assets	$10,368.0	$15,354.8	$21,566.2	$(32,149.6)	$15,139.4

LIABILITIES AND SHAREOWNERS’ EQUITY
Current Liabilities
Short-term borrowings	$—	$—	$1.6	$—	$1.6
Current maturities of long-term debt	4.2	409.2	2.7	—	416.1
Accounts payable and accrued expenses	288.5	90.1	1,945.9	—	2,324.5

Total Current Liabilities	292.7	499.3	1,950.2	—	2,742.2
Intercompany Payables	1,147.9	8,877.7	9,722.4	(19,748.0)	—
Long-Term Debt	1,817.5	1,029.2	171.4	—	3,018.1
Other Liabilities	52.0	138.3	2,119.1	—	2,309.4
Accumulated other comprehensive (loss) income	(75.4)	(96.8)	55.9	—	(116.3)
Other Shareowners’ Equity	7,133.3	4,907.1	7,494.5	(12,401.6)	7,133.3
Non-controlling interests	—	—	52.7	—	52.7

Total Equity	7,057.9	4,810.3	7,603.1	(12,401.6)	7,069.7

Total Liabilities and Shareowners’ Equity	$10,368.0	$15,354.8	$21,566.2	$(32,149.6)	$15,139.4

Condensed Consolidating Balance Sheet
(Millions of Dollars)
January 2, 2010

	Parent
	Stanley Black &	Non-Guarantor
	Decker, Inc.	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$9.2	$391.5	$—	$400.7
Accounts and notes receivable, net	150.2	381.8	—	532.0
Inventories, net	111.5	254.7	—	366.2
Other current assets	12.4	100.6	—	113.0

Total Current Assets	283.3	1,128.6	—	1,411.9
Property, Plant and Equipment, net	197.7	378.2	—	575.9
Goodwill and Other Intangible Assets, net	187.1	2,407.7	—	2,594.8
Investment in Subsidiaries	3,918.8	—	(3,918.8)	—
Intercompany Receivable	301.7	1,172.2	(1,473.9)	—
Other Assets	35.7	150.8	—	186.5

Total Assets	$4,924.3	$5,237.5	$(5,392.7)	$4,769.1

LIABILITIES AND SHAREOWNERS’ EQUITY
Current Liabilities
Short-term borrowings	$87.0	$3.4	$—	$90.4
Current maturities of long-term debt	204.5	3.5	—	208.0
Accounts payable and accrued expenses	241.2	652.4	—	893.6

Total Current Liabilities	532.7	659.3	—	1,192.0
Intercompany Payables	1,172.2	301.7	(1,473.9)	—
Long-Term Debt	1,079.1	5.6	—	1,084.7
Other Liabilities	100.9	380.0	—	480.9
Accumulated other comprehensive loss	(23.2)	(53.3)	—	(76.5)
Other Shareowners’ Equity	2,062.6	3,918.8	(3,918.8)	2,062.6
Non-controlling interests	—	25.4	—	25.4

Total Equity	2,039.4	3,890.9	(3,918.8)	2,011.5

Total Liabilities and Shareowners’ Equity	$4,924.3	$5,237.5	$(5,392.7)	$4,769.1

Condensed Consolidating Statements of Cash Flow
(Millions of Dollars)
Year Ended January 1, 2011

	Parent	The Black &
	Stanley Black &	Decker	Non-Guarantor
	Decker, Inc.	Corporation	Subsidiaries	Eliminations	Consolidated
Cash (used in) provided by operating activities	$(520.5)	$55.4	$1,204.4	—	$739.3
Investing Activities
Capital expenditures and capitalized software	(38.1)	(2.6)	(144.8)	—	(185.5)
Business acquisitions and asset disposals	(451.4)	(14.2)	(73.7)	—	(539.3)
Cash acquired from Black & Decker	—	1.8	947.6	—	949.4
Intercompany payables and receivables	498.0	453.5	—	(951.5)	—
Other investing activities	(1.5)	46.5	—	—	45.0

Cash (used in) provided by investing activities	7.0	485.0	729.1	(951.5)	269.6
Financing Activities
Payments on long-term debt	(512.7)	—	(3.1)	—	(515.8)
Proceeds from debt issuance, net of issuance costs	1,009.8	—	—	—	1,009.8
Proceeds from issuance of common stock	396.1	—	—	—	396.1
Stock purchase contract fees	(7.7)	—	—	—	(7.7)
Net repayments on short-term borrowings	(88.7)	(175.0)	0.1	—	(263.6)
Cash dividends on common stock	(193.9)	(7.7)	—	—	(201.6)
Purchase of common stock from treasury	(4.9)	—	—	—	(4.9)
Termination of forward starting interest rate swap	(48.4)	—	—	—	(48.4)
Net premium paid for equity option	(50.3)	—	—	—	(50.3)
Intercompany payables and receivables	—	(354.2)	(597.3)	951.5	—

Cash provided by (used in) financing activities	499.3	(536.9)	(600.3)	951.5	313.6
Effect of exchange rate changes on cash	—	—	22.2	—	22.2

Change in cash and cash equivalents	(14.2)	3.5	1,355.4	—	1,344.7
Cash and cash equivalents, beginning of year	9.2	—	391.5	—	400.7

Cash and cash equivalents, end of year	$(5.0)	$3.5	$1,746.9	—	$1,745.4

Condensed Consolidating Statements of Cash Flow
(Millions of Dollars)
Year Ended January 2, 2010

	Parent
	Stanley Black &	Non-Guarantor
	Decker, Inc.	Subsidiaries	Eliminations	Consolidated
Cash (used in) provided by operating activities	$(334.5)	$873.9	$—	$539.4
Investing Activities
Capital expenditures and capitalized software	(34.3)	(59.1)	—	(93.4)
Business acquisitions and asset disposals	(5.9)	(15.9)	—	(21.8)
Intercompany payables and receivables	618.4	—	(618.4)	—

Cash provided by (used in) investing activities	578.2	(75.0)	(618.4)	(115.2)
Financing Activities
Payments on long-term debt	(60.0)	(4.5)	—	(64.5)
Stock purchase contract fees	(15.2)	—	—	(15.2)
Net (repayments) borrowings on short-term borrowings	(121.6)	1.7	—	(119.9)
Proceeds from issuance of common stock	61.2	—		61.2
Cash dividends on common stock	(103.6)	—	—	(103.6)
Purchase of common stock from treasury	(2.6)	—	—	(2.6)
Net premium paid for equity option	(9.2)	—	—	(9.2)
Other financing activities	—	4.8	—	4.8
Intercompany payables and receivables	—	(618.4)	618.4	—

Cash (used in) provided by financing activities	(251.0)	(616.4)	618.4	(249.0)
Effect of exchange rate changes on cash	—	13.9	—	13.9

Change in cash and cash equivalents	(7.3)	196.4	—	189.1
Cash and cash equivalents, beginning of year	16.5	195.1	—	211.6

Cash and cash equivalents, end of year	$9.2	$391.5	$—	$400.7

Condensed Consolidating Statements of Cash Flow
(Millions of Dollars)
Year Ended January 3, 2009

	Parent
	Stanley Black &	Non-Guarantor
	Decker, Inc.	Subsidiaries	Eliminations	Consolidated
Cash (used in) provided by operating activities	$(1,191.2)	$1,707.8	$—	$516.6
Investing Activities
Capital expenditures and capitalized software	(58.9)	(81.9)	—	(140.8)
Business acquisitions and asset disposals	166.2	(532.3)	—	(366.1)
Net investment hedge settlement	19.1	—	—	19.1
Intercompany payables and receivables	1,106.1	—	(1,106.1)	—
Other investing activities	—	23.2	—	23.2

Cash provided by (used in) investing activities	1,232.5	(591.0)	(1,106.1)	(464.6)
Financing Activities
Payments on long-term debt	(43.4)	(1.5)	—	(44.9)
Proceeds from long-term borrowings, net of debt issuance costs	248.0	0.2	—	248.2
Stock purchase contract fees	(11.1)	—	—	(11.1)
Net repayments on short-term borrowings	(72.0)	(1.5)	—	(73.5)
Interest rate swap termination	16.2	—	—	16.2
Proceeds from issuance of common stock	19.2	—	—	19.2
Cash dividends on common stock	(99.0)	—	—	(99.0)
Purchase of common stock from treasury	(103.3)	—	—	(103.3)
Intercompany payables and receivables	—	(1,106.1)	1,106.1	—

Cash (used in) provided by financing activities	(45.4)	(1,108.9)	1,106.1	(48.2)
Effect of exchange rate changes on cash	—	(32.6)	—	(32.6)

Change in cash and cash equivalents	(4.1)	(24.7)	—	(28.8)
Cash and cash equivalents, beginning of year	20.6	219.8	—	240.4

Cash and cash equivalents, end of year	$16.5	$195.1	$—	$211.6

SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Quarter
(Millions of Dollars, except per share amounts)	First	Second	Third	Fourth	Year
2010
Net sales	$1,262.0	$2,365.6	$2,369.1	$2,412.9	$8,409.6
Gross profit	455.9	769.0	854.3	869.6	2,948.8
Selling, general and administrative expenses	382.5	584.2	582.6	619.6	2,168.9
Net (loss) earnings from continuing operations	(108.5)	46.3	123.1	137.3	198.2
Less: Earnings (loss) from non-controlling interest	0.1	0.5	(0.1)	(0.5)	—

Net (loss) earnings from continuing operations attributable to Stanley Black & Decker, Inc.	$(108.6)	$45.8	$123.2	$137.8	$198.2

Basic earnings (loss) per common share:
Continuing operations	$(1.11)	$0.28	$0.74	$0.83	$1.34
Discontinued operations	—	—	—	—	—

Total basic earnings (loss) per common share	$(1.11)	$0.28	$0.74	$0.83	$1.34

Diluted earnings (loss) per common share:
Continuing operations	$(1.11)	$0.28	$0.73	$0.81	$1.32
Discontinued operations	—	—	—	—	—

Total diluted earnings (loss) per common share	$(1.11)	$0.28	$0.73	$0.81	$1.32

2009
Net sales	$913.0	$919.2	$935.5	$969.4	$3,737.1
Gross profit	361.1	366.6	386.4	394.2	1,508.3
Selling, general and administrative expenses	252.7	255.3	251.4	269.0	1.028.4
Net earnings from continuing operations	39.0	72.0	62.1	55.7	228.8
Less: Earnings (loss) from non-controlling interest	0.7	1.2	0.3	(0.2)	2.0

Net earnings from continuing operations attributable to Stanley Black & Decker, Inc.	38.3	70.8	61.8	55.9	226.8
Net earnings (loss) from discontinued operations	(0.6)	(1.3)	(1.4)	0.8	(2.5)

Net earnings attributable to Stanley Black & Decker, Inc.	$37.7	$69.5	$60.4	$56.7	$224.3

Basic earnings (loss) per common share:
Continuing operations	$0.48	$0.89	$0.77	$0.69	$2.84
Discontinued operations	(0.01)	(0.02)	(0.02)	0.01	(0.03)

Total basic earnings per common share	$0.48	$0.88	$0.75	$0.70	$2.81

Diluted earnings (loss) per common share:
Continuing operations	$0.48	$0.89	$0.77	$0.68	$2.82
Discontinued operations	(0.01)	(0.02)	(0.02)	0.01	(0.03)

Total diluted earnings per common share	$0.47	$0.87	$0.75	$0.69	$2.79

For 2010, both basic and diluted earnings per share for the full year do not equal the sum of the basic and diluted earnings per share as reported for the first through fourth quarters. This is primarily due to a significant increase in basic and diluted weighted average shares outstanding from the issuance of 78.5 million of stock to former Black & Decker shareowners as a result of the Merger.
During 2010, the Company recognized $538.4 million ($421.1 million after tax), or $2.80 per diluted share, in charges primarily related to the Merger which included amortization of inventory step-up, facility closure-related charges, certain executive compensation and severance costs, transaction and integration costs partially offset by pension curtailment gains. The impact of these merger and acquisition-related charges and effect on diluted earnings per share by quarter was as follows:

		Merger and Acquisition-Related Charge	Diluted EPS Impact
•	Q1 2010 -	$212.8 million ($178.7 million after-tax)	$1.80 per diluted share
•	Q2 2010 -	$229.4 million ($160.3 million after-tax)	$0.97 per diluted share
•	Q3 2010 -	$57.5 million ($41.4 million after-tax)	$0.24 per diluted share
•	Q4 2010 -	$38.7 million ($40.7 million after-tax)	$0.24 per diluted share
In the second quarter of 2010, the Company recognized an income tax benefit attributable to the settlement of certain tax contingencies of $36 million, or $0.24 per diluted share ($0.21 per diluted share on a full-year basis).
In the second quarter of 2009, the Company recognized a $43.8 million, or $0.34 per diluted share, pre-tax gain from the repurchase of $103.0 million junior subordinated debt securities. In the fourth quarter of 2009, the Company recognized $19.3 million, or $0.22 per diluted share, in pre-tax transaction and integration planning charges primarily related to the pending Black & Decker merger.